UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6304

Name of Fund:  BlackRock Short-Term U.S. Government Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Short-Term U.S. Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 -  Schedule of Investments


BlackRock Short Term U.S. Government Fund, Inc.


Schedule of Investments as of August 31, 2006
                                                                    Face      Interest               Maturity
                      Issue                                        Amount       Rate                 Date(s)             Value
Government & Agency   Freddie Mac                              $  8,000,000      4.625 %            2/21/2008      $    7,945,712
Obligations - 20.3%                                               6,000,000      5.125 (g)          4/18/2008           6,002,898
                                                                  6,000,000      5.125              10/15/2008          6,008,292

                      U.S. Treasury Notes                         4,000,000      4.375 (b)          5/15/2007           3,980,780
                                                                  5,500,000      4.75               3/31/2011           5,509,884

                      Total Government & Agency Obligations (Cost - $29,349,656) - 20.3%                               29,447,566

Government Agency     Fannie Mae Guaranteed Pass-Through          7,713,730      4.00               7/01/2019           7,264,090
Mortgage-Backed       Certificates                                2,496,572      4.733 (a)          9/01/2032           2,493,625
Securities* - 49.4%                                               5,873,251      5.00         2/01/2017 - 8/01/2019     5,769,210
                                                                  3,770,259      5.099 (a)          11/01/2035          3,727,922
                                                                  2,180,452      5.163 (a)          11/01/2035          2,163,535
                                                                  1,704,077      5.286 (a)          9/01/2035           1,685,686
                                                                    317,163      5.50               2/01/2009             315,567
                                                                    955,057      5.784 (a)          12/01/2018            963,447
                                                                    275,319      5.841 (a)          12/01/2021            279,521
                                                                    368,350      6.00               2/01/2009             368,003
                                                                  2,159,842      6.423 (a)          7/01/2033           2,199,362
                                                                    900,747      6.50         9/01/2006 - 4/01/2031       918,446
                                                                    305,933      6.75 (a)           12/01/2021            304,910
                                                                  3,938,477      7.00         3/01/2015 - 11/01/2017    4,044,788
                                                                  1,570,522      7.00         5/01/2029 - 7/01/2032     1,616,270
                                                                  2,506,831      7.50         6/01/2008 - 8/01/2016     2,594,306
                                                                  1,755,922      7.50         11/01/2026 - 4/01/2032    1,819,106
                                                                  1,425,126      8.00         11/01/2030 - 5/01/2032    1,506,076

                      Freddie Mac Mortgage Participation          4,181,582      4.00               9/01/2008           4,055,922
                      Certificates                                4,060,643      4.50               4/01/2010           3,966,336
                                                                  4,685,804      4.974 (a)          8/01/2032           4,671,913
                                                                     87,811      5.402 (a)          1/01/2016              88,278
                                                                    627,521      5.971 (a)          1/01/2019             631,933
                                                                  2,221,998      6.00               11/01/2033          2,231,148
                                                                    419,199      6.297 (a)          3/01/2020             424,761
                                                                    413,613      6.419 (a)          10/01/2023            422,715
                                                                  5,839,425      6.50         6/01/2016 - 1/01/2019     5,943,459
                                                                    365,350      6.50         4/01/2029 - 9/01/2030       373,201
                                                                  2,823,188      6.503 (a)          6/01/2020           2,860,043
                                                                    481,360      6.555 (a)          9/01/2019             487,006
                                                                    322,149      6.829 (a)          8/01/2031             327,060
                                                                  1,277,215      7.00        11/01/2015 - 12/01/2016    1,311,780
                                                                    200,903      7.662 (a)          5/01/2015             198,431

                      Ginnie Mae MBS Certificates                 3,529,430      5.50               11/15/2034          3,499,031

                      Total Government Agency Mortgage-Backed Securities (Cost - $72,768,654) - 49.4%                  71,526,887


Government Agency     Fannie Mae Trust          2003-17-QR       10,000,000      4.50               11/25/2025          9,894,612
Mortgage-Backed                                 2001-60-JZ          249,555      6.00               3/25/2031             249,131
Securities* -
Collateralized        Freddie Mac Mortgage      H-016-A3          1,409,578      3.225              1/15/2011           1,398,149
Mortgage              Multi-Class Certificates  H-011-A3          2,891,960      3.247              11/15/2008          2,826,964
Obligations - 22.6%                             2677-HB           5,000,000      4.00               3/15/2014           4,841,528

                      Ginnie Mae Trust          2004-108-A        4,742,500      3.999              5/16/2027           4,602,879
                                                2005-12-A         4,280,410      4.044              5/16/2021           4,177,867
                                                2004-97-B         5,000,000      4.213              10/16/2026          4,777,210

                      Total Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations
                      (Cost - $33,516,611) - 22.6%                                                                     32,768,340


                                   Face
                                  Amount                            Issue
Non-Government Agency          $  1,160,922  CS First Boston Mortgage Securities Corp. Series 2004-FL1A Class A,
Mortgage-Backed                              5.55% due 5/15/2014 (a)(c)                                                 1,160,943
Securities* -                     4,304,456  JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-FL1A
Collateralized                               Class A2, 5.51% due 4/16/2019 (a)                                          4,306,748
Mortgage                            647,433  Washington Mutual Series 2002-AR19 Class A8, 4.556%
Obligations - 4.2%                           due 2/25/2033 (a)                                                            639,551

                      Total Non-Government Agency Mortgage-Backed Securities- Collateralized Mortgage Obligations
                      (Cost - $6,118,877) - 4.2%                                                                        6,107,242


Short-Term            Repurchase  3,800,000  Credit Suisse LLC, purchased on 8/31/2006 to yield 5.28% to 9/01/2006
Securities - 6.3%     Agreement              repurchase price of $3,800,557 collateralized by Federal Home Loan
                                             Mortgage Corporation, 4.087% due 7/01/2033                                 3,800,000


                                Beneficial
                                 Interest
                               $    106,658  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 5.11% (d)(e)        106,658
                                  5,200,000  Merrill Lynch Liquidity Series, LLC Money Market Series,
                                             5.33% (d)(e)(f)                                                            5,200,000

                      Total Short-Term Securities (Cost - $9,106,658) - 6.3%                                            9,106,658

                      Total Investments (Cost - $150,860,456**) - 102.8%                                              148,956,693
                      Liabilities in Excess of Other Assets - (2.8%)                                                  (4,109,243)
                                                                                                                   --------------
                      Net Assets - 100.0%                                                                          $  144,847,450
                                                                                                                   ==============


  * Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

 ** The cost and unrealized appreciation (depreciation) of investments, as of August 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    150,860,456
                                                   ================
    Gross unrealized appreciation                  $        193,630
    Gross unrealized depreciation                       (2,097,393)
                                                   ----------------
    Net unrealized depreciation                    $    (1,903,763)
                                                   ================

(a) Floating rate security.

(b) All or portion of security held as collateral in connection with open financial future contracts.

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(d) Represents the current yield as of August 31, 2006.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series                         $    106,658       $   20,499
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                       $  5,200,000       $      910


(f) Security was purchased with the cash proceeds from securities loans.

(g) Security, or portion of security, is on loan.

  o Financial futures contracts sold as of August 31, 2006 were as follows:


    Number of                        Expiration       Face        Unrealized
    Contracts   Issue                   Date         Value       Depreciation

      75        Two-Year U.S.
                Treasury Notes     December 2006   $ 15,289,219   $  (36,562)
      90        Five-Year U.S.
                Treasury Notes     December 2006   $  9,418,836      (41,008)
                                                                  -----------
    Total                                                         $  (77,570)
                                                                  ===========


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Short-Term U.S. Government Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Short-Term U.S. Government Fund, Inc.


Date:  October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Short-Term U.S. Government Fund, Inc.


Date:  October 19, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Short-Term U.S. Government Fund, Inc.


Date:  October 19, 2006